o 406 P-1

                          SUPPLEMENT DATED JUNE 1, 2000
                              TO THE PROSPECTUS OF
                           TEMPLETON GLOBAL BOND FUND
                              DATED JANUARY 1, 2000

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Minimum investments" on page 18 is replaced with the following:


MINIMUM INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                                                      INITIAL             ADDITIONAL
-----------------------------------------------------------------------------------------------------------

Regular accounts                                                      $1,000              $50
-----------------------------------------------------------------------------------------------------------
Automatic investment plans                                            $50 ($25 for an     $50 ($25 for an
                                                                      Education IRA)       Education IRA)
-----------------------------------------------------------------------------------------------------------
UGMA/UTMA accounts                                                    $100                $50
-----------------------------------------------------------------------------------------------------------
Retirement accounts
(other than IRAs, IRA rollovers, Education IRAs or Roth IRAs)         no minimum          no minimum
-----------------------------------------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or Roth IRAs                      $250                $50
-----------------------------------------------------------------------------------------------------------
Broker-dealer sponsored wrap account programs                         $250                $50
-----------------------------------------------------------------------------------------------------------
Full-time employees, officers, trustees and directors of
Franklin Templeton entities, and their immediate family members        $100                $50
-----------------------------------------------------------------------------------------------------------

      PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE
                         IN YOUR STATE OR JURISDICTION.

III. The section "Account Application" on page 18 is replaced with the following:

  ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 20). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

IV. Effective July 3, 2000, the following is added to the section "Buying shares" on page 19:


[INSERT GRAPHIC OF PHONE]               If you have another Franklin Templeton       Before requesting a telephone purchase,
                                        account with your bank account               please make sure we have your bank account
 By Phone                               information on file, you may open a new      information on file. If we do not have this
(Up to $100,000 per day)                account by phone. The accounts must be       information, you will need to send written
1-800/632-2301                          identically registered.                      instructions with your bank's name and
                                                                                     address, a voided check or savings account
                                        To make a same day investment, please        deposit slip, and a signature guarantee if
                                        call us by 1:00 p.m. Pacific time or the     the ownership of the bank and fund accounts
                                        close of the New York Stock Exchange,        is different.
                                        whichever is earlier.
                                                                                     To make a same day investment, please call us
                                                                                     by 1:00 p.m. Pacific time or the close of the
                                                                                     New York Stock Exchange, whichever is earlier.



V. The section "Automatic Investment Plan" on page 20 is replaced with the following:

  AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

VI. The section "Telephone Privileges" on page 20 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VII. The following paragraph is added to the section "Dealer compensation" on page 27:

  MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase. If a dealer commission is paid on a Class A NAV purchase that we later determine was made by a market timer, all commissions paid in connection with that purchase during the last twelve months must be returned.

            Please keep this supplement for future reference.






o 406 PA-1

                          SUPPLEMENT DATED JUNE 1, 2000
                              TO THE PROSPECTUS OF
                   TEMPLETON GLOBAL BOND FUND - ADVISOR CLASS
                              DATED JANUARY 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Account Application" on page 15 is replaced with the following:

  ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 16). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

III. Effective July 3, 2000, the following is added to the section "Buying shares" on page 15:



[INSERT GRAPHIC OF PHONE]               If you have another Franklin Templeton       Before requesting a telephone purchase,
                                        account with your bank account               please make sure we have your bank account
 By Phone                               information on file, you may open a new      information on file. If we do not have this
(Up to $100,000 per day)                account by phone. The accounts must be       information, you will need to send written
1-800/632-2301                          identically registered.                      instructions with your bank's name and
                                                                                     address, a voided check or savings account
                                        To make a same day investment, please        deposit slip, and a signature guarantee if
                                        call us by 1:00 p.m. Pacific time or the     the ownership of the bank and fund accounts
                                        close of the New York Stock Exchange,        is different.
                                        whichever is earlier.
                                                                                     To make a same day investment, please call us
                                                                                     by 1:00 p.m. Pacific time or the close of the
                                                                                     New York Stock Exchange, whichever is earlier.



IV. The section "Automatic Investment Plan" on page 16 is replaced with the following:

  AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

V. The following section is added to "Investor Services" on page 16:

  AUTOMATIC PAYROLL DEDUCTION You may invest in the fund automatically by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

VI. The section "Telephone Privileges" on page 16 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

               Please keep this supplement for future reference.